Contract Assets, Net and Contract Liabilities - Schedule of Contract Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Contract Assets [Abstract]
Balance at beginning of the year
Additions	197,435
Total	$ 197,435